Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled $15.1 million for both years ended December 31, 2020, and 2019. Core deposit intangible carrying amount was $1.7 million and $2.1 million for the years ended December 31, 2020, and 2019, respectively. Core deposit accumulated amortization was $1.7 million and $1.4 million for the years ended December 31, 2020, and 2019. Amortization expense totaled $332,000 and $341,000 in 2020 and 2019, respectively.

Core deposit intangible assets are amortized to their estimated residual values over their expected useful lives, commonly of ten years. The estimated aggregate future amortization expense for core deposit intangible assets as of December 31, 2020 is as follows:

2021	$321
2022	309
2023	296
2024	281
2025	264
Thereafter	253
Total	$1,724

Activity for mortgage servicing rights (“MSR”s) follows:

(Dollar amounts in thousands)	2020	2019

Beginning of year	$390	$357
Additions	276	67
Amortized to expense	(190)	(34)

End of year	$476	$390